Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Going Concern [Line Items]
Retained earnings surplus deficit		$ (127,565)	$ (87,442)
Cash and cash equivalents		$ 32,361	$ 65,128
Gross proceeds	$ 26,800